CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 33,551	$ 52,056	$ 52,652
Total cash, cash equivalents, and restricted cash shown in consolidated statements of cash flows	33,854	52,419	53,433	$ 86,292
Prepaid expenses and other current assets
Restricted cash	0	60	260
Other long-term assets
Restricted cash	$ 303	$ 303	$ 521